UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  (811-5037)
                                                     ----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30, 2006
                         ------------------

Date of reporting period:  MARCH 31, 2006
                           --------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                        (TCM SMALL CAP GROWTH FUND LOGO)

                               SEMI-ANNUAL REPORT
                           TCM Small Cap Growth Fund

                                                                  MARCH 31, 2006

MAY 11, 2006

DEAR FELLOW SHAREHOLDER:

   Thank you for your investment in the TCM Small Cap Growth Fund (the "Fund"). This is a semi-annual report to shareholders, and the following performance review and financial statements cover the six months ended March 31, 2006, which is the first half of the Fund's fiscal year.

   PERFORMANCE OVERVIEW. While the fourth quarter of 2005 saw relatively stable market conditions, absolute returns were not as impressive as earlier in the year. Almost all equity indexes posted positive returns, but the so-called "Santa Claus rally" never materialized and the S&P 500 Index and the Russell 2000 Growth Index were up 1.59% and 1.61% respectively, for the quarter. The return for the Fund for the quarter was 4.00% versus 1.73% for the average small cap growth fund in the Lipper Small Cap Growth universe. Notwithstanding two more rate hikes by the Federal Reserve during the first quarter of 2006, small cap stocks continued their streak of outperforming the broader market, with the Russell 2000 Growth Index posting an impressive return of 14.36% for the quarter versus 4.21% for the S&P 500 Index. Although less than half the active growth managers beat the Russell 2000 Growth Index, the Fund continued to perform well, posting a return of 16.42% versus 13.01% for the average small cap growth fund in the Lipper Small Cap Growth universe. The Fund's return for the six months ended March 31, 2006 was 21.07%, which compares to 16.20% for the Russell 2000 Growth Index and 14.99% for the average small cap growth fund in the Lipper Small Cap Growth universe.

   PERFORMANCE ATTRIBUTION. The Fund outperformed its benchmark by 4.88% for the six months ended March 31, 2006. This outperformance was attributable almost entirely to positive stock selection by the Fund's advisor, Tygh Capital Management. Sectors that contributed the most to total return during the period were Industrials, Information Technology, Health Care, and Materials. Cash was the biggest detractor to performance given such a strong market during the first quarter of 2006. Regarding specific stocks, Joy Global, a manufacturer of mining equipment, was a top contributor in the portfolio for the six month period as their business continued to be supported by the worldwide increase in the consumption of coal. Other stocks that significantly helped the portfolio for the period included Schick Technologies (manufacturer of dental radiology imaging devices), Affiliated Managers Group (investment management company), and Illumina (developer of tools for analyzing genetic variation and function). One of our significant disappointments for the period was Nautilus, a manufacturer of fitness equipment, which failed to deliver the revenue and earnings growth we expected, and the position was sold.

   The impact of the Fund's sector weights on relative performance was in the aggregate neutral. The positive contribution from our overweight in the Industrials and Materials sectors, as well as our underweight in Health Care and Consumer Discretionary, was off set by our cash position and overweight in Energy at the beginning of the period. Energy has been a strong sector for the last two years and while it started the first quarter of 2006 strong, it finished weak and slightly underperformed the benchmark. We have been trimming our overweight in that sector since the end of the year and currently are near a market weight.

   MARKET REVIEW AND OUTLOOK. Small cap stocks started 2006 with a bang with the Russell 2000 Index gaining 8.91% in January, rebounding after a rough December. Energy led the way that month, with the Oil Service Index up 21.63%. However, a very warm start to the year caused natural gas prices to plummet and the group gave up almost all those gains in February. We significantly trimmed our energy overweight in January and February due to both price appreciation and our concern over natural gas prices, and to a lesser extent the risk that oil could trade back to the $50-$60 range on a fundamental basis (we think political risk has kept oil artificially high). Longer term, we remain bullish on the sector outperforming the general market, but not with the same vigor it has shown over the last two years. Other strong sectors since year end were Materials and Industrials, which are benefitted from strong earnings trends driven by solid growth in the U.S. and continued rapid growth in developing parts of the world, particularly Asia and India. This growth has created strong demand and pricing for many types of commodities such as copper, coal, aluminum, steel, and oil. In addition, capital spending for increasing capacity and the infrastructure needed to support higher production levels is driving basic industrial demand for machinery, rail and aviation components and mining equipment on a worldwide basis. The portfolio has exposure to these trends in several stocks in the Industrial, Materials, Transportation, and Energy sectors.

   After such a strong first quarter, valuations have increased while fundamentals have remained fairly constant, thus increasing the overall risk level in the market. In our year end letter to shareholders we discussed the potential for a 2006 expansion in the overall Price Earning ratio for the market (as opposed to the contraction seen over the last two years). That expansion has essentially come to pass in only one quarter, and we would not expect this level of performance to continue for the rest of the year. With respect to the Fund, the underlying thematic risk, as well as the potential reward, is the connection to worldwide economic growth, and we think the portfolio is well positioned barring a sudden economic slowdown in the U.S. or Asia.

PERFORMANCE INFORMATION - AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS THROUGH MARCH 31, 2006

                                                          Since Inception
                                         One Year           (10/1/2004)
                                         --------         ---------------
TCM Small Cap Growth Fund                 42.35%               35.66%
Russell 2000 Growth Index                 27.84%               23.42%

   THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE OVER A BRIEF TIME PERIOD AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY CALLING 1-800-536-3230. THE FUND IMPOSES A 1% REDEMPTION FEE ON SHARES HELD LESS THAN TWO MONTHS.

   Thank you for your continued confidence and trust in managing your assets.

Sincerely,

/s/Richard J. Johnson                   /s/Jeff B. Curtis

Richard J. Johnson                      Jeff B. Curtis
Chief Investment Officer                President

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the Fund, including investment objectives, risks and expenses.

This report reflects our views, opinions and portfolio holdings as of March 31, 2006, the end of the reporting period. These views are subject to change at any time based on market and other conditions and we disclaim any responsibility to update these views. The views should not be relied on as investment advice or an indication of trading intent on behalf of the Fund. The Price-to-Earnings ratio reflects the multiple of earnings at which a stock sells.

MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE. THE FUND INVESTS IN SMALLER COMPANIES, WHICH INVOLVE ADDITIONAL RISKS SUCH AS LIMITED LIQUIDITY AND GREATER VOLATILITY.

Quasar Distributors, LLC, Distributor (5/06)

FUND INFORMATION at March 31, 2006

BASIC FUND FACTS
----------------
Ticker Symbol                                TCMSX
Inception Date                           10/1/2004
Total Assets                          $346 million
Total Operating Expenses                     0.95%

TOP TEN HOLDINGS (% OF NET ASSETS)
----------------------------------
Amphenol Corp. - Class A           2.17%      Intermagnetics
Tessera Technologies, Inc.         1.62%        General Corp.            1.44%
Electronics for Imaging, Inc.      1.61%      Ladish Co., Inc.           1.43%
Alliance Data Systems Corp.        1.50%      Transaction Systems
Affiliated Managers                             Architects, Inc.         1.39%
  Group, Inc.                      1.48%      Keystone Automotive
UTI Worldwide, Inc.                1.45%        Industries, Inc.         1.39%

   Other securities discussed in the annual shareholders letter and the percentage of the Fund invested in them as of March 31, 2006 include Joy Global (1.31%), Schick Technologies (1.30%), Illumina (0.48%), and Nautilus (0.00%).

SECTOR ALLOCATION at March 31, 2006 (Unaudited)

                          TCM Small Cap Growth Fund   Russell 2000 Growth Index
                          -------------------------   -------------------------
Information Technology             29.64%                      25.82%
Industrials                        22.93%                      14.98%
Energy                              6.28%                       7.99%
Health Care                        16.13%                      19.57%
Consumer Discretionary              7.64%                      15.12%
Materials                           6.99%                       3.98%
Financials                          4.40%                       9.31%
Telecomm Service                    3.24%                       1.00%
Cash*<F1>                           2.74%                       0.00%

*<F1>  Cash equivalents and other assets less liabilities.

Sector allocations are subject to change at any time and are not a recommendation to buy or sell any security.

The Russell 2000 Growth Index is an unmanaged index representing those Russell 2000 Index companies with higher price-to-book ratios and future projected earning according the Frank Russell Company. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Lipper Small Cap Growth Fund average represents a universe of funds with similar investment objectives. Lipper averages are provided by Lipper Analytical Services, Inc. One cannot invest directly in an index.

EXPENSE EXAMPLE  For the Six Months Ended March 31, 2006 (Unaudited)

   As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 - March 31, 2006).

ACTUAL EXPENSES

   The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example on the following page. The example on the following page includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example on the following page does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the table on the following page provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Expenses Paid
                             Beginning         Ending       During the Period
                           Account Value    Account Value   October 1, 2005 -
                          October 1, 2005  March 31, 2006  March 31, 2006*<F2>
                          ---------------  --------------  -------------------
Actual                        $1,000           $1,211             $5.24
Hypothetical (5% annual
  return before expenses)     $1,000           $1,020             $4.78

*<F2> The Fund's expenses are 0.95%, which is the calculated expense ratio for the period October 1, 2005 - March 31, 2006. This ratio is equal to the contractually agreed upon limit of 0.95%.

SCHEDULE OF INVESTMENTS at March 31, 2006 (Unaudited)

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS - 97.2%

AEROSPACE & DEFENSE - 5.0%
   101,298   AAR Corp.*<F3>                                       $  2,884,967
   134,119   BE Aerospace, Inc.*<F3>                                 3,369,069
    57,274   Heico Corp.                                             1,815,013
   168,231   Ladish Co., Inc.*<F3>                                   4,873,652
    49,218   LMI Aerospace, Inc.*<F3>                                  892,815
    95,116   SI International, Inc.*<F3>                             3,343,327
                                                                  ------------
                                                                    17,178,843
                                                                  ------------
AIR FREIGHT & LOGISTICS - 2.2%
    55,839   HUB Group, Inc.*<F3>                                    2,545,142
   160,045   UTI Worldwide, Inc.                                     5,057,422
                                                                  ------------
                                                                     7,602,564
                                                                  ------------
AIRLINES - 1.0%
   183,233   AirTran Holdings, Inc.*<F3>                             3,318,350
                                                                  ------------
AUTO COMPONENTS - 1.5%
   114,190   Keystone Automotive
               Industries, Inc.*<F3>                                 4,819,960
    21,615   Tenneco, Inc.*<F3>                                        468,829
                                                                  ------------
                                                                     5,288,789
                                                                  ------------
BUILDING PRODUCTS - 0.7%
    73,241   ElkCorp                                                 2,471,884
                                                                  ------------
CAPITAL MARKETS - 1.5%
    48,214   Affiliated Managers
               Group, Inc.*<F3>                                      5,140,094
                                                                  ------------
CHEMICALS - 2.4%
    98,039   Airgas, Inc.                                            3,832,345
   114,808   Headwaters, Inc.*<F3>                                   4,568,210
                                                                  ------------
                                                                     8,400,555
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
    21,095   Clayton Hldgs, Inc.*<F3>                                  444,683
   139,163   Korn/Ferry
               International*<F3>                                    2,837,533
                                                                  ------------
                                                                     3,282,216
                                                                  ------------
COMMUNICATIONS EQUIPMENT - 3.4%
   108,895   ADC Telecommunications,
               Inc.*<F3>                                             2,786,623
   622,987   Ciena Corp.*<F3>                                        3,245,762
   208,509   Exfo Electro
               Optical Engr, Inc.*<F3>                               1,640,966
    94,552   Plantronics, Inc.                                       3,349,977
    96,112   Symmetricom, Inc.*<F3>                                    821,758
                                                                  ------------
                                                                    11,845,086
                                                                  ------------
COMPUTERS & PERIPHERALS - 1.6%
   199,743   Electronics for
               Imaging, Inc.*<F3>                                    5,586,812
                                                                  ------------
CONSTRUCTION & ENGINEERING - 5.9%
   110,763   Chicago Bridge & Iron
               Co. NV - ADR - ADR                                    2,658,312
    70,666   Desarrolladora Homex
               SA de CV - ADR*<F3>                                   2,496,630
    83,875   McDermott International,
               Inc.*<F3>                                             4,566,994
    70,992   URS Corp.*<F3>                                          2,857,428
   259,791   US Concrete, Inc.*<F3>                                  3,756,578
    70,649   Washington Group
               International, Inc.                                   4,054,546
                                                                  ------------
                                                                    20,390,488
                                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
    77,178   Neustar, Inc.*<F3>                                      2,392,518
                                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 5.0%
   144,763   Amphenol Corp. - Class A                                7,553,733
   129,485   Electro Scientific
               Industries, Inc.*<F3>                                 2,865,503
   224,210   GSI Group, Inc.*<F3>                                    2,477,521
   122,071   NovAtel, Inc.*<F3>                                      4,500,758
                                                                  ------------
                                                                    17,397,515
                                                                  ------------
ENERGY EQUIPMENT & SERVICES - 6.3%
    15,117   Atwood Oceanics, Inc.*<F3>                              1,526,968
    71,957   Core Laboratories NV*<F3>                               3,421,556
    96,958   Hornbeck Offshore
               Services, Inc.*<F3>                                   3,497,275
    55,475   NS Group, Inc.*<F3>                                     2,553,514
   154,910   Pioneer Drilling Co.*<F3>                               2,545,171
    98,803   Tetra Technologies, Inc.*<F3>                           4,647,693
    78,717   Veritas DGC, Inc.*<F3>                                  3,572,965
                                                                  ------------
                                                                    21,765,142
                                                                  ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 7.8%
    63,943   Arrow International, Inc.                               2,089,018
    52,027   Arthrocare Corp.*<F3>                                   2,487,931
    70,255   Illumina, Inc.*<F3>                                     1,668,556
   199,668   Intermagnetics
               General Corp.*<F3>                                    5,001,684
    71,790   Mentor Corp.                                            3,252,805
    90,038   Schick
               Technologies, Inc.*<F3>                               4,492,896
    62,763   SonoSite, Inc.*<F3>                                     2,550,688
    49,206   Sybron Dental
               Specialties, Inc.*<F3>                                2,029,256
   100,877   Symmetry Medical, Inc.*<F3>                             2,139,601
   200,770   Synergetics Usa, Inc.*<F3>                              1,409,405
                                                                  ------------
                                                                    27,121,840
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES - 9.7%
    49,323   The Advisory
               Board Co.*<F3>                                        2,750,744
   174,282   Allscripts Healthcare
               Solutions, Inc.*<F3>                                  3,191,103
    63,206   Chemed Corp.                                            3,750,644
    70,101   DaVita, Inc.*<F3>                                       4,220,781
    57,591   Healthways, Inc.*<F3>                                   2,933,686
    84,607   Henry Schein, Inc.*<F3>                                 4,049,291
   156,534   Option Care, Inc.                                       2,213,391
   145,951   Symbion, Inc.*<F3>                                      3,305,790
   194,142   Trizetto Group*<F3>                                     3,414,958
   111,495   United Surgical Partners
               International, Inc.*<F3>                              3,948,038
                                                                  ------------
                                                                    33,778,426
                                                                  ------------
HOTELS RESTAURANTS & LEISURE - 3.1%
   330,604   Cosi, Inc.*<F3>                                         3,633,338
    77,205   Intrawest Corp.                                         2,639,639
   116,792   Orient-Express Hotels
               Ltd. - Class A                                        4,581,750
                                                                  ------------
                                                                    10,854,727
                                                                  ------------
INDUSTRIAL CONGLOMERATES - 1.0%
    52,463   Walter Industries, Inc.                                 3,495,085
                                                                  ------------
INSURANCE - 2.8%
    97,728   21st Century
               Insurance Group                                       1,544,102
    70,197   Delphi Financial
               Group, Inc. - Class A                                 3,624,271
    86,499   ProAssurance Corp.*<F3>                                 4,497,948
                                                                  ------------
                                                                     9,666,321
                                                                  ------------
INTERNET SOFTWARE & SERVICES - 1.9%
   146,467   eCollege.com, Inc.*<F3>                                 2,759,438
    23,701   Liquidity Services, Inc.*<F3>                             290,337
   159,381   Openwave
               Systems, Inc.*<F3>                                    3,439,442
                                                                  ------------
                                                                     6,489,217
                                                                  ------------
IT SERVICES - 4.2%
   111,485   Alliance Data
               Systems Corp.*<F3>                                    5,214,154
    43,142   Global Payments, Inc.                                   2,286,957
   225,058   MPS Group, Inc.*<F3>                                    3,443,387
   313,090   Tyler Technologies,
               Inc.*<F3>                                             3,443,990
                                                                  ------------
                                                                    14,388,488
                                                                  ------------
MACHINERY - 4.8%
    86,309   Bucyrus International,
               Inc. - Class A                                        4,159,207
    43,810   ESCO
               Technologies, Inc.*<F3>                               2,218,976
    75,878   Joy Global, Inc.                                        4,535,228
    39,175   Kennametal, Inc.                                        2,395,160
   106,410   Westinghouse Air Brake
               Technologies Corp.                                    3,468,966
                                                                  ------------
                                                                    16,777,537
                                                                  ------------
MANAGEMENT CONSULTING SERVICES - 1.0%
   113,400   Huron Consulting
               Group, Inc.*<F3>                                      3,434,886
                                                                  ------------
MARINE - 0.9%
    61,969   American Commercial
               Lines, Inc.*<F3>                                      2,924,937
                                                                  ------------
MEDIA - 1.0%
   126,968   DreamWorks Animation
               SKG, Inc. - Class A*<F3>                              3,358,304
                                                                  ------------
METALS & MINING - 3.5%
    61,141   Aleris Intl, Inc.*<F3>                                  2,939,048
   108,259   Century
               Aluminum Co.*<F3>                                     4,595,595
   143,330   Metal Management, Inc.                                  4,536,394
                                                                  ------------
                                                                    12,071,037
                                                                  ------------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 5.9%
   124,213   Brooks Automation,
               Inc.*<F3>                                             1,768,793
   112,259   FEI Co.*<F3>                                            2,228,341
    70,122   FormFactor, Inc.*<F3>                                   2,757,197
   561,679   Lattice Semiconductor
               Corp.*<F3>                                            3,740,782
   261,788   MIPS Technologies,
               Inc.*<F3>                                             1,952,938
   175,313   Tessera Technologies,
               Inc.*<F3>                                             5,624,041
   224,229   Virage Logic Corp.*<F3>                                 2,419,431
                                                                  ------------
                                                                    20,491,523
                                                                  ------------
SOFTWARE - 7.6%
    58,087   Ansys, Inc.*<F3>                                        3,145,411
   368,695   Mentor Graphics Corp.*<F3>                              4,074,080
   267,502   Parametric Technology
               Corp.*<F3>                                            4,368,308
    91,654   Quality Systems, Inc.                                   3,033,747
    82,195   RADWARE Ltd*<F3>                                        1,449,098
   155,440   Transaction Systems
               Architects, Inc.*<F3>                                 4,851,282
   136,339   Wind River
               Systems, Inc.*<F3>                                    1,697,421
   152,921   Witness Systems, Inc.*<F3>                              3,884,193
                                                                  ------------
                                                                    26,503,540
                                                                  ------------
SPECIALTY RETAIL - 1.0%
   163,847   Charlotte Russe
               Holding, Inc.*<F3>                                    3,506,326
                                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
    85,199   Tefron Ltd.*<F3>                                          958,489
                                                                  ------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
     9,769   Transdigm Group, Inc.*<F3>                                251,552
                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES - 2.5%
   522,344   @Road, Inc.*<F3>                                        2,648,284
   178,428   Dobson Communications
               Corp. - Class A*<F3>                                  1,430,993
    75,751   Leap Wireless
               International, Inc.*<F3>                              3,301,986
    99,181   Rural Cellular
               Corp. - Class A*<F3>                                  1,458,952
                                                                  ------------
                                                                     8,840,215
                                                                  ------------
TOTAL COMMON STOCKS
  (Cost $273,046,757)                                              336,973,306
                                                                  ------------

SHORT-TERM INVESTMENTS - 3.8%
 6,700,285   SEI Daily Income Trust
               Government Fund                                       6,700,285
 6,317,767   SEI Daily Income
               Treasury Fund                                         6,317,767
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $13,018,052)                                                13,018,052
                                                                  ------------
TOTAL INVESTMENTS
  (Cost $286,064,809) - 101.0%                                     349,991,358
Liabilities in Excess
  of Other Assets - (1.0)%                                          (3,510,484)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $346,480,874
                                                                  ------------
                                                                  ------------

Percentages are stated as a percent of net assets.
*<F3>  Non-income producing security.
ADR  American Depository Receipt

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2006 (Unaudited)

ASSETS
   Investments in securities, at value (cost $286,064,809)        $349,991,358
   Receivables:
       Securities sold                                               2,761,026
       Fund shares sold                                              1,174,155
       Dividends and interest                                           61,237
   Prepaid expenses                                                     35,653
                                                                  ------------
           Total assets                                            354,023,429
                                                                  ------------

LIABILITIES
   Payables:
       Securities purchased                                          4,735,309
       Fund shares redeemed                                          2,523,352
       Advisory fees                                                   223,840
       Professional fees                                                 6,354
       Reports to Shareholders                                           4,999
       Transfer agent fees                                               6,871
       Administration fees                                              13,565
       Custody fees                                                      8,180
       Chief compliance officer fees                                       833
   Accrued expenses                                                     19,252
                                                                  ------------
           Total liabilities                                         7,542,555
                                                                  ------------
NET ASSETS                                                        $346,480,874
                                                                  ------------
                                                                  ------------
Net asset value, offering price and redemption price per share
  ($346,480,874/11,056,370 shares outstanding; unlimited
  number of shares authorized without par value)                  $      31.34
                                                                  ------------
                                                                  ------------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                $269,655,137
   Undistributed net investment loss                                  (653,024)
   Accumulated net realized gain on investments and options         13,552,212
   Net unrealized appreciation on investments                       63,926,549
                                                                  ------------
           Net assets                                             $346,480,874
                                                                  ------------
                                                                  ------------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Period Ended March 31, 2006 (Unaudited)

INVESTMENT INCOME
   Income
       Dividends (net of $1,454 foreign withholding tax)           $   258,517
       Interest                                                        203,935
                                                                   -----------
           Total income                                                462,452
                                                                   -----------
   Expenses
       Advisory fees                                                   939,369
       Administration fees                                              52,687
       Transfer agent fees                                              18,448
       Fund accounting fees                                             12,254
       Registration fees                                                10,574
       Custody fees                                                     22,488
       Audit fees                                                        8,217
       Reports to shareholders                                           7,318
       Legal fees                                                        4,697
       Trustee fees                                                      5,305
       Miscellaneous                                                     2,231
       Chief compliance officer fees                                     2,500
       Insurance expense                                                 2,788
                                                                   -----------
           Total expenses                                            1,088,876
           Plus: prior year fees waived
             subject to recoupment (Note 3)                             26,600
                                                                   -----------
           Net Expenses                                              1,115,476
                                                                   -----------
               NET INVESTMENT LOSS                                    (653,024)
                                                                   -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                 14,179,982
   Change in unrealized appreciation on investments                 33,768,506
                                                                   -----------
       Net realized and unrealized gain on investments              47,948,488
                                                                   -----------
           NET INCREASE IN NET ASSETS
             RESULTING FROM OPERATIONS                             $47,295,464
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                    PERIOD ENDED                YEAR ENDED
                                                 MARCH 31, 2006#<F5>     SEPTEMBER 30, 2005*<F6>
                                                 -------------------     -----------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                               $   (653,024)             $   (716,886)
   Net realized gain on investments                    14,179,982                 1,638,309
   Change in unrealized
     appreciation on investments                       33,768,506                30,158,043
                                                     ------------              ------------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                     47,295,464                31,079,466
                                                     ------------              ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                  --                        --
   From net realized gain                              (1,549,193)                       --
                                                     ------------              ------------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (1,549,193)                       --
                                                     ------------              ------------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F4>         122,932,266               146,722,871
                                                     ------------              ------------
       TOTAL INCREASE IN NET ASSETS                   168,678,537               177,802,337
                                                     ------------              ------------
NET ASSETS
   Beginning of year                                  177,802,337                        --
                                                     ------------              ------------
   END OF YEAR                                       $346,480,874              $177,802,337
                                                     ------------              ------------
                                                     ------------              ------------
   Undistributed net investment loss                 $   (653,024)             $         --
                                                     ------------              ------------
                                                     ------------              ------------

(a)<F4>   Summary of capital share transactions is as follows:

                                         PERIOD ENDED                    YEAR ENDED
                                      MARCH 31, 2006#<F5>         SEPTEMBER 30, 2005*<F6>
                                     --------------------         -----------------------
                                     Shares         Value          Shares          Value
                                     ------         -----          ------          -----
Shares sold                         5,097,563    $147,188,813      8,060,901    $174,817,668
Shares issued in reinvestment
  of distributions                     56,528       1,535,291             --              --
Shares redeemed                      (913,584)    (25,791,838)    (1,245,038)    (28,094,797)
                                    ---------    ------------     ----------    ------------
Net increase                        4,240,507    $122,932,266      6,815,863    $146,722,871
                                    ---------    ------------     ----------    ------------
                                    ---------    ------------     ----------    ------------

#<F5>   Unaudited.
*<F6>   Fund commenced operations on October 1, 2004.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

                                                  PERIOD ENDED      YEAR ENDED
                                                   MARCH 31,      SEPTEMBER 30,
                                                   2006#<F10>       2005*<F7>
                                                  ------------    -------------
Net asset value, beginning of year                   $26.09           $20.00
                                                     ------           ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss                                   (0.06)           (0.11)
Net realized and unrealized gain on investments        5.52             6.20
                                                     ------           ------
     Total from investment operations                  5.46             6.09
                                                     ------           ------
LESS DISTRIBUTIONS:
From net investment income                               --               --
From net realized gain                                (0.21)              --
                                                     ------           ------
     Total distributions                              (0.21)              --
                                                     ------           ------
     Net asset value, end of year                    $31.34           $26.09
                                                     ------           ------
                                                     ------           ------
Total return                                          21.07%^          30.45%
                                                           <F9>
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)                   $346.5           $177.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed               0.93%+           0.98%
                                                           <F8>
After fees waived and expenses absorbed                0.95%+           0.95%
                                                           <F8>

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed              (0.53)%+         (0.63)%
                                                           <F8>
After fees waived and expenses absorbed               (0.55)%+         (0.60)%
                                                           <F8>

Portfolio turnover rate                               55.40%^         138.45%
                                                           <F9>

*<F7>     Fund commenced operations on October 1, 2004.
+<F8>     Annualized.
^<F9>     Not annualized.
#<F10>    Unaudited.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

   TCM Small Cap Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company. The Fund began operations on October 1, 2004.

   Tygh Capital Management, Inc., the Fund's Advisor, is a registered investment advisor, and provides investment advisory service to individuals and institutions with assets of approximately $2 billion as of April 30, 2006. Mr. Richard J. Johnson, Chief Investment Officer, is responsible for the management of the Fund's portfolio.

   The Fund's investment objective is to seek long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on NASDAQ shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price. Securities for which quotations are not readily available are fair valued as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

        Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

   B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities owned on realized transactions is relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the interest method.

   D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

   For the period ended March 31, 2006, Tygh Capital Management, Inc., (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Fund. For the period ended March 31, 2006, the Fund incurred $939,369 in advisory fees.

   The Fund is responsible for its own operating expenses.  Beginning October
1, 2004, the Advisor had contractually agreed to limit the Fund's expenses through March 31, 2006, by reducing all or a portion of its fees and reimbursing the Fund's expenses so that its ratio of expenses to average net assets will not exceed 0.95%. Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

   At September 30, 2005, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $34,152. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                         September 30, 2008
                                         ------------------
       TCM Small Cap Growth Fund              $34,152

   Of the $34,152 that the Advisor may recoup, $26,600 has been recouped by the Advisor for the period October 1, 2005 through March 31, 2006. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

   U.S. Bancorp Fund Services, LLC (the "USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

       Under $150 million          $55,000
       $150 to $300 million        0.06% of average daily net assets
       $300 to $650 million        0.05% of average daily net assets
       Over $650 million           0.04% of average daily net assets

   For the period ended March 31, 2006, the Fund incurred $52,687 in Administration fees.

   U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

   Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

   Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

   For the period ended March 31, 2006, the TCM Small Cap Growth Fund was allocated $2,500 of the Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

   The cost of purchases and proceeds from sales of securities, excluding short-term securities and U.S. Government securities, for the period ended March 31, 2006, were $245,551,756 and $127,518,830, respectively.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

   For the period ended March 31, 2006, there were $1,549,193 in ordinary income distributions for the TCM Small Cap Growth Fund.

NOTE 6 - INCOME TAX INFORMATION

   In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses incurred between November 1st and the end of its fiscal year.

   As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

   Cost of investments                                            $149,037,018
                                                                  ------------
   Gross tax unrealized appreciation                                32,782,180
   Gross tax unrealized depreciation                                (3,251,102)
                                                                  ------------
   Net tax unrealized appreciation                                $ 29,531,078
                                                                  ------------
                                                                  ------------
   Undistributed ordinary income                                  $  1,548,388
   Undistributed long-term capital gain                                     --
                                                                  ------------
   Total distributable earnings                                   $  1,548,388
                                                                  ------------
                                                                  ------------
   Other accumulated gains/(losses)                               $         --
                                                                  ------------
   Total accumulated earnings/(losses)                            $ 31,079,466
                                                                  ------------
                                                                  ------------

   The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

INFORMATION ABOUT PROXY VOTING (Unaudited)

   A description of the policies and procedures that the TCM Small Cap Growth Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 536-3230 and on the Fund's website at www.tyghcap.com. Furthermore, you can obtain the description
                  ---------------
on the SEC's website at www.sec.gov.
                        -----------

   Information regarding how the TCM Small Cap Growth Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (800) 536-3230. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at www.sec.gov.
-----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

   The TCM Small Cap Growth Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling
(800) 536-3230. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
   -----------

                               INVESTMENT ADVISOR
                         Tygh Capital Management, Inc.
                        1211 SWFifth Avenue, Suite 2100
                            Portland, Oregon  97204

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                     Philadelphia, Pennsylvania  19103-3638

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                     San Francisco, California  94105-3441

                                   CUSTODIAN
                        U.S. Bank, National Association
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                        TRANSFER AGENT, FUND ACCOUNTANT
                             AND FUND ADMINISTRATOR
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                                 1-800-536-3230

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                           TCM Small Cap Growth Fund
                                 Symbol - TCMSX
                               CUSIP - 742935455

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)*<F11>  /s/ Robert M. Slotky, President
                                     -------------------------------
                                     Robert M. Slotky, President

     Date     June 5, 2006
           -----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F11>  /s/ Robert M. Slotky, President
                                     -------------------------------
                                     Robert M. Slotky, President

     Date     June 5, 2006
           --------------------

     By (Signature and Title)*<F11>  /s/ Eric W. Falkeis
                                     -------------------
                                     Eric W. Falkeis, Treasurer

     Date     June 6, 2006
           --------------------

*<F11> Print the name and title of each signing officer under his or her signature.